Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Large Cap Value Fund, DWS Strategic Value Fund, DWS Dreman Mid Cap Value Fund and DWS Dreman Small Cap Value Fund (the “Funds”), each a series of DWS Value Series, Inc. (Reg. Nos 033-18477, 811-05385)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 59 to the Funds’ Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on February 28, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan
Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Jennifer Goodman, Esq., Vedder Price